UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10635

Name of Fund: BlackRock Strategic Bond Trust (BHD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Strategic Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2011

Date of reporting period: 05/31/2011

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2011 (Unaudited)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Common Stocks (a)	Shares		Value
Media — 0.0%
Adelphia Recovery Trust		396,568	$3,966
Software — 0.0%
Bankruptcy Management Solutions, Inc.		84	1
Total Common Stocks – 0.0%			3,967

Corporate Bonds	Par (000)
Airlines — 0.8%
American Airlines, Inc., Series 2001-2, 7.86%, 4/01/13	USD	190	193,800
Continental Airlines, Inc., Series 2010-1-A, 4.75%, 7/12/22		435	424,125
Delta Air Lines, Inc., Series B, 9.75%, 12/17/16		180	191,180
			809,105
Auto Components — 0.8%
B-Corp Merger Sub, Inc., 8.25%, 6/01/19 (b)(c)		75	75,844
Icahn Enterprises LP, 8.00%, 1/15/18		670	690,100
			765,944
Automobiles — 1.0%
DaimlerChrysler NA Holding Corp., 7.30%, 1/15/12		1,000	1,040,810
Beverages — 0.1%
Crown European Holdings SA, 7.13%, 8/15/18 (b)	EUR	90	135,347
Biotechnology — 0.2%
QHP Pharma, 10.25%, 3/15/15 (b)	USD	166	168,914
Building Products — 0.7%
Building Materials Corp. of America, 7.00%, 2/15/20 (b)		210	219,450
Momentive Performance Materials, Inc.:
11.50%, 12/01/16		95	102,362
9.00%, 1/15/21 (b)		400	428,000
			749,812
Capital Markets — 2.3%
Credit Suisse AG, 5.40%, 1/14/20		480	503,769
E*Trade Financial Corp.:
12.50%, 11/30/17 (d)		50	60,125

Corporate Bonds	Par (000)		Value
Capital Markets (concluded)
E*Trade Financial Corp. (concluded):
Series A, 0.00%, 8/31/19 (e)(f)	USD	100	$152,875
The Goldman Sachs Group, Inc.:
6.15%, 4/01/18		25	27,408
7.50%, 2/15/19		125	146,522
5.38%, 3/15/20		225	232,024
6.00%, 6/15/20		250	268,668
KKR Group Finance Co., 6.38%, 9/29/20 (b)		170	181,358
Merrill Lynch & Co., Inc., 6.05%, 5/16/16		325	351,777
Morgan Stanley, 5.50%, 1/26/20		425	437,037
			2,361,563
Chemicals — 2.1%
American Pacific Corp., 9.00%, 2/01/15		180	176,400
American Rock Salt Co. LLC, 8.25%, 5/01/18 (b)		49	49,613
Chemtura Corp., 7.88%, 9/01/18 (b)		195	211,575
Georgia Gulf Corp., 9.00%, 1/15/17 (b)		60	66,000
Hexion U.S. Finance Corp.:
8.88%, 2/01/18		240	257,700
9.00%, 11/15/20		115	123,625
Huntsman International LLC, 8.63%, 3/15/21		135	151,031
Ineos Finance Plc, 9.00%, 5/15/15 (b)		155	167,981
KRATON Polymers LLC, 6.75%, 3/01/19 (b)		45	45,450
Nexeo Solutions LLC, 8.38%, 3/01/18 (b)		65	67,600
OXEA Finance/Cy SCA, 9.50%, 7/15/17 (b)		290	320,812
Omnova Solutions, Inc., 7.88%, 11/01/18 (b)		210	212,363
Polymer Group, Inc., 7.75%, 2/01/19 (b)		51	52,530
PolyOne Corp., 7.38%, 9/15/20		80	85,700
TPC Group LLC, 8.25%,10/01/17 (b)		125	133,750
			2,122,130
Commercial Banks — 5.3%
Amsouth Bank, Series AI, 4.85%, 4/01/13		650	656,110
BNP Paribas, 3.60%, 2/23/16		580	593,070
Barclays Bank Plc, 5.14%, 10/14/20		450	440,489
CIT Group, Inc.:
7.00%, 5/01/16		649	650,942

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

EUR	Euro
FKA	Formerly Known As
GBP	British Pound
RB	Revenue Bonds
USD	US Dollar

BLACKROCK STRATEGIC BOND TRUST	MAY 31, 2011	1

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Commercial Banks (concluded)
CIT Group, Inc. (concluded):
7.00%, 5/01/17	USD	1,516	$1,521,600
HSBC Bank USA NA, 4.88%, 8/24/20		550	555,387
HSBC Holdings Plc, 5.10%, 4/05/21		350	364,197
Lloyds TSB Bank Plc, 5.80%, 1/13/20 (b)		100	102,098
Standard Chartered Plc, 5.50%, 11/18/14 (b)		450	496,044
			5,379,937
Commercial Services & Supplies — 1.7%
ACCO Brands Corp., 10.63%, 3/15/15		195	218,887
AWAS Aviation Capital Ltd., 7.00%, 10/15/16 (b)		215	223,220
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (b)		190	197,125
Interactive Data Corp., 10.25%, 8/01/18 (b)		380	422,750
Mobile Mini, Inc., 7.88%, 12/01/20 (b)		85	89,888
RSC Equipment Rental, Inc.:
10.00%, 7/15/17 (b)		240	272,100
8.25%, 2/01/21		210	216,825
West Corp., 8.63%, 10/01/18 (b)		50	52,688
			1,693,483
Construction & Engineering — 0.1%
Boart Longyear Management Property Ltd., 7.00%, 4/01/21 (b)		75	78,094
Construction Materials — 0.3%
Calcipar SA, 6.88%, 5/01/18 (b)		120	124,200
Inversiones CMPC SA, 4.75%, 1/19/18 (b)		175	175,504
			299,704
Consumer Finance — 2.1%
Credit Acceptance Corp., 9.13%, 2/01/17		260	282,100
Ford Motor Credit Co. LLC:
5.56%, 6/15/11 (g)		1,600	1,602,272
7.80%, 6/01/12		250	262,983
			2,147,355
Containers & Packaging — 2.1%
Ardagh Packaging Finance Plc, 7.38%, 10/15/17 (b)	EUR	260	384,455
Ball Corp., 6.75%, 9/15/20	USD	180	191,475
Berry Plastics Corp.:
8.25%, 11/15/15		50	53,625
9.75%, 1/15/21		335	335,419
GCL Holdings SCA, 9.38%, 4/15/18 (b)	EUR	100	148,429

Corporate Bonds	Par (000)		Value
Containers & Packaging (concluded)
Graphic Packaging International, Inc., 7.88%, 10/01/18	USD	145	$158,050
Pregis Corp., 12.38%, 10/15/13		265	263,013
Smurfit Kappa Acquisitions (b):
7.25%, 11/15/17	EUR	190	282,315
7.75%, 11/15/19		180	270,047
			2,086,828
Diversified Financial Services — 6.7%
Ally Financial, Inc.:
8.30%, 2/12/15	USD	400	446,000
6.25%, 12/01/17 (b)		30	30,905
8.00%, 3/15/20		60	66,225
7.50%, 9/15/20		550	591,937
8.00%, 11/01/31		530	581,563
8.00%, 11/01/31		1,060	1,173,950
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		165	181,913
Bank of America Corp.:
4.50%, 4/01/15		375	396,907
6.50%, 8/01/16		410	463,793
5.75%, 12/01/17		340	368,642
5.00%, 5/13/21		425	424,220
Citigroup, Inc., 8.13%, 7/15/39		55	71,692
Itau Unibanco Holding SA, 5.75%, 1/22/21 (b)		225	222,853
JPMorgan Chase & Co., 5.50%, 10/15/40		350	358,231
KION Finance SA, 7.88%, 4/15/18 (b)	EUR	100	140,312
Reynolds Group Issuer, Inc. (b):
8.50%, 10/15/16	USD	450	481,500
9.00%, 4/15/19		270	286,537
6.88%, 2/15/21		140	144,375
8.25%, 2/15/21		275	279,813
			6,711,368
Diversified Telecommunication Services — 2.4%
Broadview Networks Holdings, Inc., 11.38%, 9/01/12		155	151,900
Qwest Communications International, Inc.:
7.50%, 2/15/14		1,120	1,135,400
Series B, 7.50%, 2/15/14		305	309,194
Qwest Corp., 8.38%, 5/01/16		270	320,625
Telefonica Emisiones SAU, 5.46%, 2/16/21		250	259,748
Windstream Corp.:
8.13%, 8/01/13		45	49,387
7.88%, 11/01/17		145	158,594
			2,384,848

2	BLACKROCK STRATEGIC BOND TRUST	MAY 31, 2011

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Electric Utilities — 1.3%
Progress Energy, Inc., 7.75%, 3/01/31	USD	1,000	$1,282,220
Energy Equipment & Services — 1.9%
Calfrac Holdings LP, 7.50%, 12/01/20 (b)		90	93,150
Compagnie Generale de Geophysique- Veritas:
7.50%, 5/15/15		46	47,150
7.75%, 5/15/17		55	57,750
Ensco Plc, 4.70%, 3/15/21		425	434,682
Exterran Holdings, Inc., 7.25%, 12/01/18 (b)		160	164,800
Frac Tech Services LLC, 7.13%, 11/15/18 (b)		295	312,700
Key Energy Services, Inc., 6.75%, 3/01/21		160	162,000
MEG Energy Corp., 6.50%, 3/15/21 (b)		210	211,575
Oil States International, Inc., 6.50%, 6/01/19 (b)(c)		250	251,562
Thermon Industries, Inc., 9.50%, 5/01/17		156	166,530
			1,901,899
Food & Staples Retailing — 0.3%
BI-LO LLC, 9.25%, 2/15/19 (b)		90	93,150
Rite Aid Corp.:
9.75%, 6/12/16		45	50,287
7.50%, 3/01/17		195	195,975
			339,412
Food Products — 1.8%
Blue Merger Sub, Inc., 7.63%, 2/15/19 (b)		380	387,838
Boparan Holdings, Ltd. (b):
9.75%, 4/30/18	EUR	100	144,630
9.88%, 4/30/18	GBP	100	163,689
Darling International, Inc., 8.50%, 12/15/18 (b)	USD	90	98,100
JBS USA LLC, 7.25%, 6/01/21 (b)		45	44,100
Kraft Foods, Inc.:
6.13%, 8/23/18		250	287,876
5.38%, 2/10/20		600	656,772
			1,783,005
Health Care Equipment & Supplies — 1.6%
CareFusion Corp., 6.38%, 8/01/19		195	223,456
DJO Finance LLC:
10.88%, 11/15/14		830	896,400
7.75%, 4/15/18 (b)		50	51,375
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (b)		410	468,937
			1,640,168

Corporate Bonds	Par (000)		Value
Health Care Providers & Services — 6.1%
Aviv Healthcare Properties LP, 7.75%, 2/15/19 (b)	USD	150	$153,375
ConvaTec Healthcare E SA (b):
7.38%, 12/15/17	EUR	200	296,454
10.50%, 12/15/18	USD	200	216,000
Crown Newco 3 Plc, 7.00%, 2/15/18 (b)	GBP	200	329,000
Gentiva Health Services, Inc., 11.50%, 9/01/18	USD	180	202,725
HCA, Inc.:
9.13%, 11/15/14		335	350,284
8.50%, 4/15/19		95	106,281
7.25%, 9/15/20		790	861,100
HealthSouth Corp., 8.13%, 2/15/20		75	82,500
IASIS Healthcare LLC, 8.38%, 5/15/19 (b)		330	332,063
inVentiv Health, Inc., 10.00%, 8/15/18 (b)		150	156,188
Omnicare, Inc.:
6.13%, 6/01/13		13	13,000
6.88%, 12/15/15		160	164,400
7.75%, 6/01/20		140	150,325
STHI Holding Corp., 8.00%, 3/15/18 (b)		90	92,700
Tenet Healthcare Corp.:
9.00%, 5/01/15		555	604,256
10.00%, 5/01/18		625	715,625
8.88%, 7/01/19		195	216,938
WellPoint, Inc., 5.95%, 12/15/34		1,000	1,058,973
			6,102,187
Health Care Technology — 0.9%
IMS Health, Inc., 12.50%, 3/01/18 (b)		660	785,400
MedAssets, Inc., 8.00%, 11/15/18 (b)		135	139,219
			924,619
Hotels, Restaurants & Leisure — 2.2%
Boyd Gaming Corp., 9.13%, 12/01/18 (b)		45	46,631
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/18		750	693,750
Diamond Resorts Corp., 12.00%, 8/15/18 (b)		310	334,025
El Dorado Resorts LLC, 8.63%, 6/15/19 (b)(c)		105	104,475
MGM Resorts International, 10.38%, 5/15/14		750	866,250
Sugarhouse HSP Gaming Properties Mezzanine LP, 8.63%, 4/15/16 (b)		55	56,788
Tropicana Entertainment LLC, Series WI, 9.63%, 12/15/14 (a)(h)		50	5

BLACKROCK STRATEGIC BOND TRUST	MAY 31, 2011	3

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Hotels, Restaurants & Leisure (concluded)
Vail Resorts, Inc., 6.50%, 5/01/19 (b)	USD	65	$66,381
			2,168,305
Household Durables — 2.4%
Ashton Woods USA LLC, 0.00% 6/30/15 (b)(i)		314	189,306
Beazer Homes USA, Inc.:
8.13%, 6/15/16		50	47,750
12.00%, 10/15/17		280	316,400
9.13%, 6/15/18		575	546,250
Ideal Standard International SPRL, 11.75%, 5/01/18 (b)	EUR	100	148,587
Standard Pacific Corp.:
10.75%, 9/15/16	USD	565	652,575
8.38%, 5/15/18		235	239,112
8.38%, 1/15/21		280	280,700
			2,420,680
Household Products — 0.4%
Ontex IV SA, 7.50%, 4/15/18 (b)	EUR	100	146,788
IT Services — 2.6%
First Data Corp.:
9.88%, 9/24/15		70	72,275
9.88%, 9/24/15		120	123,600
7.38%, 6/15/19 (b)		310	315,425
8.88%, 8/15/20 (b)		195	211,575
12.63%, 1/15/21 (b)		674	732,975
iPayment, Inc., 9.75%, 5/15/14		175	179,375
iPayment Investors LP, 11.63%, 7/15/14 (b)(d)		231	233,591
SunGard Data Systems, Inc.:
10.63%, 5/15/15		295	322,287
7.38%, 11/15/18		180	183,600
7.63%, 11/15/20		220	228,250
			2,602,953
Independent Power Producers & Energy Traders — 2.9%
AES Ironwood LLC, 8.86%, 11/30/25	USD	87	87,711
Calpine Corp. (b):
7.50%, 2/15/21		170	176,800
7.88%, 1/15/23		235	246,163
Energy Future Holdings Corp.:
10.00%, 1/15/20		1,005	1,088,071
Series R, 6.55%, 11/15/34		140	72,800
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		28	30,454
NRG Energy, Inc., 7.63%, 1/15/18 (b)		775	782,750
Ryland Group, Inc., 6.63%, 5/01/20		250	242,813
Texas Competitive Electric Holdings Co. LLC:
10.25%, 11/01/15		305	194,438

Corporate Bonds	Par (000)		Value
Independent Power Producers & Energy Traders (concluded)
Texas Competitive Electric Holdings Co. LLC (concluded):
11.50%, 10/01/20 (b)	USD	291	$294,637
			3,216,637
Industrial Conglomerates — 1.4%
Sequa Corp. (b):
11.75%, 12/01/15		460	492,200
13.50%, 12/01/15 (d)		854	914,057
			1,406,257
Insurance — 3.6%
American International Group, Inc., 6.40%, 12/15/20		1,130	1,230,890
CNO Financial Group, Inc., 9.00%, 1/15/18 (b)		165	178,200
The Dai-ichi Life Insurance Co. Ltd., 7.25% (b)(g)(j)		120	122,236
Genworth Financial, Inc.:
7.63%, 9/24/21		150	156,486
6.15%, 11/15/66 (g)		305	235,612
Lincoln National Corp., 8.75%, 7/01/19		575	744,260
MetLife, Inc., 4.75%, 2/08/21		300	308,903
Metropolitan Life Global Funding I, 5.13%, 6/10/14 (b)		250	273,649
Prudential Financial, Inc., 5.38%, 6/21/20		400	430,282
			3,680,518
Leisure Equipment & Products — 0.0%
Cinemark USA, Inc., 7.38%, 6/15/21		35	35,000
Machinery — 0.9%
AGY Holding Corp., 11.00%, 11/15/14		220	214,225
Navistar International Corp.:
3.00%, 10/15/14 (e)		430	625,650
8.25%, 11/01/21		60	65,925
			905,800
Media — 15.8%
AMC Entertainment, Inc., 8.75%, 6/01/19		140	150,325
Affinion Group, Inc., 7.88%, 12/15/18 (b)		290	275,500
CCH II LLC, 13.50%, 11/30/16		289	344,421
CMP Susquehanna Corp., 3.52%, 5/15/14		40	38,000
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15 (b)		305	289,750
Checkout Holding Corp., 10.98%, 11/15/15 (b)(f)		320	210,400
Citadel Broadcasting Corp., 7.75%, 12/15/18 (b)		135	145,969
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		384	418,560
Series B, 9.25%, 12/15/17		1,774	1,938,095

4	BLACKROCK STRATEGIC BOND TRUST	MAY 31, 2011

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Media (continued)
Cumulus Media, Inc., 7.75%, 5/01/19 (b)	USD	125	$125,000
DIRECTV Holdings LLC, 6.00%, 8/15/40		175	179,480
DISH DBS Corp., 7.00%, 10/01/13		201	216,578
Gray Television, Inc., 10.50%, 6/29/15		270	286,875
Kabel BW Erste Beteiligungs GmbH, 7.50%, 3/15/19 (b)	EUR	237	355,562
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (b)	USD	150	151,875
Musketeer GmbH, 9.50%, 3/15/21 (b)	EUR	150	235,293
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (b)	USD	220	237,600
NBC Universal, Inc., 4.38%, 4/01/21 (b)		1,025	1,018,879
The New York Times Co., 6.63%, 12/15/16		500	514,375
News America, Inc., 6.20%, 12/15/34		1,500	1,557,874
Nielsen Finance LLC, 7.75%, 10/15/18 (b)		765	820,462
Odeon & UCI Finco Plc, 9.00%, 8/01/18 (b)	GBP	100	162,051
ProQuest LLC, 9.00%, 10/15/18 (b)	USD	130	134,713
Rainbow National Services LLC, 10.38%, 9/01/14 (b)		1,455	1,509,562
Regal Entertainment Group, 9.13%, 8/15/18		85	90,313
TCI Communications, Inc., 7.88%, 2/15/26		1,000	1,284,471
Time Warner Cable, Inc., 5.88%, 11/15/40		410	404,838
UPC Holding BV, 9.88%, 4/15/18 (b)		200	224,000
UPCB Finance II Ltd., 6.38%, 7/01/20 (b)	EUR	292	405,486
Unitymedia GmbH:
9.63%, 12/01/19		50	79,510
9.63%, 12/01/19 (b)		190	302,139
Unitymedia Hessen GmbH & Co. KG (b):
8.13%, 12/01/17		210	319,966
8.13%, 12/01/17	USD	200	212,500
Univision Communications, Inc., 6.88%, 5/15/19 (b)		115	115,000
Virgin Media Secured Finance Plc:
6.50%, 1/15/18	USD	200	220,250
7.00%, 1/15/18	GBP	100	178,482
Xefin Lux SCA, 8.00%, 6/01/18 (b)	EUR	100	143,910
Ziggo Bond Co. BV, 8.00%, 5/15/18 (b)	EUR	165	247,840

Corporate Bonds	Par (000)		Value
Media (concluded)
Ziggo Finance BV, 6.13%, 11/15/17 (b)	EUR	295	$426,657
			15,972,561
Metals & Mining — 4.1%
Barrick Gold Corp., 2.90%, 5/30/16 (b)(c)	USD	225	225,625
Barrick North America Finance LLC, 5.70%, 5/30/41 (b)(c)		250	249,643
Drummond Co., Inc.:
9.00%, 10/15/14 (b)		205	215,250
7.38%, 2/15/16		95	97,137
FMG Resources August 2006 Property Ltd., 7.00%, 11/01/15 (b)		540	561,600
Goldcorp, Inc., 2.00%, 8/01/14 (e)		220	282,975
JMC Steel Group, 8.25%, 3/15/18 (b)		130	134,225
James River Escrow, Inc., 7.88%, 4/01/19 (b)		80	81,600
New World Resources NV:
7.88%, 5/01/18 (b)	EUR	76	114,293
7.88%, 5/01/18		65	97,751
Newmont Mining Corp.:
5.13%, 10/01/19	USD	225	246,437
Series A, 1.25%, 7/15/14 (e)		160	214,800
Novelis, Inc., 8.75%, 12/15/20		1,275	1,408,875
Steel Dynamics, Inc., 7.38%, 11/01/12		65	69,063
Taseko Mines Ltd., 7.75%, 4/15/19		115	116,725
			4,115,999
Multi-Utilities — 0.4%
DTE Energy Co., 7.05%, 6/01/11		250	250,000
Dominion Resources, Inc., 5.70%, 9/17/12		100	106,116
			356,116
Multiline Retail — 1.3%
Dollar General Corp., 11.88%, 7/15/17 (d)		1,135	1,296,737
Oil, Gas & Consumable Fuels — 12.8%
Alpha Natural Resources, Inc.:
2.38%, 4/15/15 (e)		85	111,244
6.00%, 6/01/19 (c)		255	256,594
6.25%, 6/01/21 (c)		320	325,600
Anadarko Petroleum Corp., 5.95%, 9/15/16		365	412,385
Arch Coal, Inc., 7.25%, 10/01/20		290	305,950
BP Capital Markets Plc, 3.13%, 10/01/15		650	665,723
Berry Petroleum Co., 8.25%, 11/01/16		100	104,750
Bill Barrett Corp., 9.88%, 7/15/16		20	22,700

BLACKROCK STRATEGIC BOND TRUST	MAY 31, 2011	5

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Carrizo Oil & Gas, Inc., 8.63%, 10/15/18 (b)	USD	85	$90,313
Chaparral Energy, Inc., 8.25%, 9/01/21 (e)		90	93,150
Chesapeake Energy Corp.:
6.63%, 8/15/20		471	495,139
6.13%, 2/15/21		300	305,250
2.25%, 12/15/38 (e)		275	255,750
Clayton Williams Energy, Inc., 7.75%, 4/01/19 (b)		110	109,725
Coffeyville Resources LLC, 9.00%, 4/01/15 (b)		99	107,415
Concho Resources, Inc., 7.00%, 1/15/21		150	157,125
Connacher Oil and Gas Ltd., 8.50%, 8/01/19 (b)		170	167,875
Consol Energy, Inc., 8.25%, 4/01/20		725	804,750
Continental Resources, Inc., 7.13%, 4/01/21		135	143,775
Copano Energy LLC, 7.13%, 4/01/21		120	121,200
Crestwood Midstream Partners LP, 7.75%, 4/01/19 (b)		70	70,175
Crosstex Energy LP, 8.88%, 2/15/18		65	70,525
Denbury Resources, Inc.:
8.25%, 2/15/20		259	286,195
6.38%, 8/15/21		125	126,563
EV Energy Partners LP, 8.00%, 4/15/19 (b)		115	119,600
Energy Transfer Equity LP, 7.50%, 10/15/20		50	54,500
Energy XXI Gulf Coast, Inc. (b):
9.25%, 12/15/17		155	167,013
7.75%, 6/15/19		320	321,600
Enterprise Products Operating LLC, 3.70%, 6/01/15		500	525,592
Forbes Energy Services Ltd., 9.00%, 6/15/19 (b)(c)		130	130,650
Hilcorp Energy I LP, 7.63%, 4/15/21 (b)		200	211,000
Linn Energy LLC:
6.50%, 5/15/19 (b)		90	90,000
8.63%, 4/15/20		115	125,925
7.75%, 2/01/21 (b)		495	522,225
MarkWest Energy Partners LP, 6.75%, 11/01/20		50	51,500
Niska Gas Storage US LLC, 8.88%, 3/15/18		695	747,125
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/01/18 (b)(c)		1,305	1,335,667
Oasis Petroleum, Inc., 7.25%, 2/01/19 (b)		130	130,975
Peabody Energy Corp., 6.50%, 9/15/20		116	124,845
Petrobras International Finance Co.:
3.88%, 1/27/16		1,100	1,125,454

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Petrobras International Finance Co. (concluded):
5.88%, 3/01/18	USD	200	$216,482
7.88%, 3/15/19		100	120,154
6.88%, 1/20/40		25	27,012
Petrohawk Energy Corp., 6.25%, 6/01/19 (b)		315	311,062
Range Resources Corp., 8.00%, 5/15/19		50	54,625
SM Energy Co., 6.63%, 2/15/19 (b)		100	102,375
SandRidge Energy, Inc., 7.50%, 3/15/21 (b)		335	346,725
Western Gas Partners LP, 5.38%, 6/01/21		325	336,043
			12,908,020
Paper & Forest Products — 2.6%
Boise Paper Holdings LLC:
9.00%, 11/01/17		45	50,119
8.00%, 4/01/20		65	70,200
Clearwater Paper Corp.:
10.63%, 6/15/16		160	181,200
7.13%, 11/01/18 (b)		215	223,600
Georgia-Pacific LLC, 8.25%, 5/01/16 (b)		355	402,925
International Paper Co.:
7.95%, 6/15/18		220	268,051
7.30%, 11/15/39		5	5,805
NewPage Corp., 11.38%, 12/31/14		1,075	1,037,375
Sappi Papier Holding GmbH, 6.63%, 4/15/21 (b)		50	50,625
Verso Paper Holdings LLC, 11.50%, 7/01/14		297	322,245
			2,612,145
Pharmaceuticals — 0.8%
Valeant Pharmaceuticals International (b):
6.50%, 7/15/16		75	74,625
6.75%, 10/01/17		55	54,450
7.00%, 10/01/20		50	49,000
Wyeth, 6.50%, 2/01/34		500	587,381
			765,456
Professional Services — 0.3%
FTI Consulting, Inc., 6.75%, 10/01/20 (b)		265	270,300
Real Estate Investment Trusts (REITs) — 1.5%
FelCor Lodging LP, 6.75%, 6/01/19 (b)		345	343,275
HCP, Inc., 5.38%, 2/01/21		225	236,186
iStar Financial, Inc., 5.65%, 9/15/11		500	501,250

6	BLACKROCK STRATEGIC BOND TRUST	MAY 31, 2011

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Real Estate Investment Trusts (REITs) (concluded)
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (b)	USD	120	$121,800
Omega Healthcare Investors, Inc., 6.75%, 10/15/22 (b)		140	139,650
The Rouse Co. LP, 6.75%, 11/09/15		145	149,713
			1,491,874
Real Estate Management & Development — 1.7%
CB Richard Ellis Services, Inc., 6.63%, 10/15/20		90	94,725
Realogy Corp. (b):
11.50%, 4/15/17		215	226,825
12.00%, 4/15/17		105	109,987
7.88%, 2/15/19		900	904,500
Shea Homes LP, 8.63%, 5/15/19 (b)		395	399,444
			1,735,481
Road & Rail — 1.8%
Avis Budget Car Rental LLC:
9.63%, 3/15/18		190	208,525
8.25%, 1/15/19		280	290,150
Canadian National Railway Co., 6.90%, 7/15/28		500	610,591
The Hertz Corp. (b):
7.50%, 10/15/18		335	351,750
6.75%, 4/15/19		160	161,600
7.38%, 1/15/21		180	186,300
			1,808,916
Semiconductors & Semiconductor Equipment — 0.1%
Linear Technology Corp., Series A, 3.00%, 5/01/27 (e)		105	113,269
Software — 0.2%
Oracle Corp., 5.38%, 7/15/40 (b)		210	216,109
Specialty Retail — 1.6%
Asbury Automotive Group, Inc., 8.38%, 11/15/20 (b)		130	135,525
Best Buy Co., Inc., 5.50%, 3/15/21		200	202,091
Claire’s Escrow Corp., 8.88%, 3/15/19 (b)		100	96,000
House of Fraser Plc, 8.88%, 8/15/18 (b)	GBP	100	163,677
Limited Brands, Inc., 8.50%, 6/15/19	USD	320	374,800
PETCO Animal Supplies, Inc., 9.25%, 12/01/18 (b)		165	176,962
Phones4u Finance Plc, 9.50%, 4/01/18 (b)	GBP	100	162,869

Corporate Bonds	Par (000)		Value
Specialty Retail (concluded)
Sonic Automotive, Inc.:
9.00%, 3/15/18	USD	115	$122,763
Series B, 8.63%, 8/15/13		205	207,050
			1,641,737
Tobacco — 0.1%
Altria Group, Inc., 9.25%, 8/06/19		105	138,704
Wireless Telecommunication Services — 3.5%
America Movil SAB de CV, 5.00%, 3/30/20		400	423,320
American Tower Corp., 4.50%, 1/15/18		375	377,268
Clearwire Communications LLC, 12.00%, 12/01/15 (b)		50	54,688
Cricket Communications, Inc.:
10.00%, 7/15/15		125	136,094
7.75%, 5/15/16		530	563,125
Crown Castle Towers LLC, 6.11%, 1/15/40 (b)		375	412,483
Digicel Group Ltd. (b):
8.88%, 1/15/15		170	175,100
9.13%, 1/15/15		439	453,267
8.25%, 9/01/17		365	383,250
iPCS, Inc., 2.40%, 5/01/13 (g)		20	19,375
SBA Tower Trust,4.25%, 4/15/40 (b)		325	340,989
Sprint Capital Corp., 6.88%, 11/15/28		170	164,900
			3,503,859
Total Corporate Bonds – 107.6%			108,438,973

Floating Rate Loan Interests (g)
Airlines — 0.4%
Delta Air Lines, Inc., New Term Loan B, 5.50%, 4/20/17		400	395,750
Building Products — 0.3%
Goodman Global, Inc., Term Loan (Second Lien), 9.00%, 10/30/17		300	308,925
Commercial Services & Supplies — 0.7%
AWAS Finance Luxembourg Sarl, Term Loan B, 7.75%, 6/10/16		162	164,730
Delos Aircraft, Inc., Term Loan 2, 7.00%, 3/17/16		225	225,402
Volume Services America, Inc. (Centerplate), Term Loan B, 10.50% - 10.75%, 9/16/16		358	360,439
			750,571

BLACKROCK STRATEGIC BOND TRUST	MAY 31, 2011	7

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (g)	Par (000)			Value
Construction & Engineering — 0.7%
Safway Services, LLC, Last Out Term Loan, 15.63%, 12/16/17	USD	750		$750,000
Consumer Finance — 1.8%
AGFS Funding Co., Term Loan, 5.50%, 5/05/17		1,775		1,772,227
Diversified Consumer Services — 0.5%
Laureate Education, Series A New Term Loan, 7.00%, 8/31/14		494		494,969
Food Products — 0.3%
Pierre Foods, Term Loan, 11.25%, 9/29/17		300		304,875
Health Care Providers & Services — 0.6%
Harden Healthcare, Inc.:
Add-on Term Loan, 7.75%, 3/02/15		186		181,868
Tranche A Term Loan, 8.50%, 3/02/15		176		172,340
inVentiv Health, Inc. (FKA Ventive Health, Inc.), Term Loan B, 4.75%, 8/04/16		298		298,219
				652,427
Hotels, Restaurants & Leisure — 0.1%
Harrah’s Operating Co., Inc., Term Loan B-3, 1.00%, 1/28/15		128		119,423
Household Durables — 0.2%
Visant Corp. (FKA Jostens), Term Loan B, 5.25%, 12/22/16		154		154,029
IT Services — 0.0%
First Data Corp.:
Initial Tranche B-1 Term Loan, 2.94%, 9/24/14		6		5,256
Initial Tranche B-2 Term Loan, 2.94%, 9/24/14		14		12,939
Initial Tranche B-3 Term Loan, 2.94%, 9/24/14		34		31,859
				50,054
Independent Power Producers & Energy Traders — 1.2%
NRG Energy, Inc.:
Credit-Linked Deposit, 2.06%, 2/01/13		15		14,698
Letter of Credit, 3.56%, 8/31/15		82		82,247
Term Loan, 2.06% - 4.00%, 2/01/13		-(k	)	32
Term Loan, 3.46% - 3.56%, 8/31/15		98		97,764

Floating Rate Loan Interests (g)	Par (000)		Value
Independent Power Producers & Energy Traders (concluded)
Texas Competitive Electric Holdings Co. LLC (TXU), Term Loan B2, 3.73%, 10/10/14	USD	1,171	$997,456
			1,192,197
Media — 3.6%
Cengage Learning Acquisitions, Inc. (Thomson Learning), Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		486	486,453
Intelsat Jackson Holdings Ltd., Term Loan B, 5.25%, 4/02/18		2,500	2,514,235
Newsday LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		550	584,375
			3,585,063
Oil, Gas & Consumable Fuels — 0.8%
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		800	811,713
Real Estate Investment Trusts (REITs) — 0.7%
iStar Financial, Inc., Term Loan (Second Lien), 5.00%, 6/28/13		699	695,668
Real Estate Management & Development — 0.5%
Realogy Corp:
Synthetic Letter of Credit, 4.64%, 10/10/16		72	66,950
Term Loan B, 4.52%, 10/10/16		426	395,725
			462,675
Specialty Retail — 0.0%
Claire’s Stores, Inc., Term Loan B, 3.02% - 5.00%, 5/29/14		52	48,325
Wireless Telecommunication Services — 0.8%
Vodafone Americas Finance 2, Inc., Initial Loan, 6.88%, 8/11/15		776	799,792
Total Floating Rate Loan Interests – 13.2%			13,348,683

8	BLACKROCK STRATEGIC BOND TRUST	MAY 31, 2011

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Foreign Agency Obligations	Par (000)			Value
Qatar Government International Bond, 4.00%, 1/20/15 (b)	USD	200		$209,750
Republic of Indonesia, 5.88%, 3/13/20 (b)		200		219,250
Total Foreign Agency Obligations – 0.4%				429,000

Other Interests (l)	Beneficial Interest (000)
Auto Components — 2.2%
Delphi Debtor-in-Possession Holding Co. LLP, Class B Membership Interests (a)		—	(k)	2,230,166
Health Care Providers & Services — 0.0%
Critical Care Systems International, Inc. (a)		1		96
Media — 0.0%
Adelphia Communications Corp.		400		6,000
Total Other Interests – 2.2%				2,236,262

Preferred Securities
Capital Trusts	Par (000)
Commercial Banks — 0.6%
Barclays Bank Plc, 8.55% (b)(g)(j)		650		651,375
Consumer Finance — 0.2%
State Street Capital Trust IV, 1.25%, 6/15/37 (g)		200		168,965
Total Capital Trusts – 0.8%				820,340

Preferred Stocks		Shares
Media — 0.1%
CMP Susquehanna Radio Holdings Corp. (a)(b)		9,328		79,288
Professional Services — 0.1%
Nielsen Holdings NV, 6.25% (a)(e)		158,300		99,036
Real Estate Investment Trusts (REITs) — 0.0%
MPG Office Trust, Inc., Series A, 7.63% (a)(e)		3,277		54,071
Total Preferred Stocks – 0.2%				232,395

Trusts Preferred	Notional Amount (000)			Value
Diversified Financial Services — 6.7%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (g)	USD	38		$39,405
Total Trusts Preferred – 6.7%				39,405
Total Preferred Securities – 1.0%				1,092,140

Taxable Municipal Bonds	Par (000)
Metropolitan Transportation Authority, RB, Build America Bonds, Series TR, 6.81%, 11/15/40		300		341,769
Total Taxable Municipal Bonds – 0.4%				341,769

U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations – 0.3%
Ginnie Mae Mortgage-Backed Securities, Series 2006-68, Class B, 5.16%, 6/16/31 (g)		310		338,720
Total U.S. Government Sponsored Agency Securities – 0.3%				338,720

U.S. Treasury Obligations
U.S. Treasury Bonds, 4.38%, 5/15/40		250		256,680
Total U.S. Treasury Obligations – 0.3%				256,680

Warrants (m)	Shares
Media — 0.1%
CMP Susquehanna Radio Holdings Corp. (Expires 3/26/19)		10,660		89,075
Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/29/17)		56		1
Total Warrants – 0.1%				89,076
Total Long-Term Investments (Cost – $119,220,817) – 125.5%				126,575,270

BLACKROCK STRATEGIC BOND TRUST	MAY 31, 2011	9

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Short-Term Securities		Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (n)(o)	1,272,161	$1,272,161
Total Short-Term Securities (Cost – $1,272,161) – 1.3%		1,272,161

Options Purchased	Contracts
Over-the-Counter Call Options — 0.0%
Marsico Parent Superholdco LLC, Strike Price USD 942.86, Expires 12/21/19, Broker Goldman Sachs Bank USA	6	—
Total Options Purchased (Cost – $5,867) – 0.0%		—
Total Investments (Cost – $120,498,845*) – 126.8%		127,847,431
Liabilities in Excess of Other Assets – (26.8)%		(27,012,421)
Net Assets – 100.0%		$100,835,010

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2011, as computed for federal income tax purposes were as follows:

Aggregate cost	$120,457,663
Gross unrealized appreciation	$7,828,282
Gross unrealized depreciation	(438,514)
Net unrealized appreciation	$7,389,768

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America	$104,475	$(525)
Barclays Capital, Inc.	$35,000	$—
Credit Suisse International	$251,563	$1,563
Jefferies & Co.	$130,650	$650
JPMorgan Securities	$1,335,668	$30,668
Morgan Stanley Co.	$907,681	$8,821
RBC Capital	$225,625	$823

(d)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(e)	Convertible security.

(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(g)	Variable rate security. Rate shown is as of report date.

(h)	Issuer filed for bankruptcy and/or is in default of interest payments.

(i)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(j)	Security is perpetual in nature and has no stated maturity date.

(k)	Amount is less than $1,000.

(l)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(m)

Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(n)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2010	Net Activity	Shares Held at May 31, 2011	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	1,132,209	139,952	1,272,161	$714

(o)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such industry sub- classifications for reporting ease.

10	BLACKROCK STRATEGIC BOND TRUST	MAY 31, 2011

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)

•	Financial futures contracts purchased as of May 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
4	2-Year U.S. Treasury Note	Chicago Mercantile	September 2011	$876,750	$555
58	5-Year U.S. Treasury Note	Chicago Mercantile	September 2011	6,910,156	46,120
20	Ultra Long U.S. Treasury Bond	Chicago Mercantile	September 2011	2,581,250	11,814
Total					$58,489

•	Financial futures contracts sold as of May 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
55	10-Year U.S. Treasury Note	Chicago Mercantile	September 2011	6,743,516	$(11,276)
17	30-Year U.S. Treasury Bond	Chicago Mercantile	September 2011	2,122,344	(6,319)
Total					$(17,595)

•	Foreign currency exchange contracts as of May 31, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	64,500	USD	92,065	UBS AG	7/01/11	$590
USD	668,707	GBP	409,500	Deutsche Bank AG	7/07/11	(4,634)
USD	161,910	GBP	100,000	UBS AG	7/07/11	(2,520)
USD	162,545	GBP	99,500	UBS AG	7/07/11	(1,063)
USD	163,840	GBP	100,000	UBS AG	7/07/11	(590)
USD	145,403	EUR	100,000	Citibank NA	7/27/11	1,686
USD	91,944	EUR	64,500	UBS AG	7/27/11	(754)
USD	4,640,083	EUR	3,192,000	UBS AG	7/27/11	52,627
Total						$45,342

•	Credit default swaps on single-name issues – buy protection outstanding as of May 31, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
iStar Financial, Inc.	5.00%	Morgan Stanley Capital Services, Inc.	9/20/11	$500	$(24,259)
K. Hovnanian Enterprises, Inc.	5.00%	JPMorgan Chase Bank NA	12/20/15	$250	4,346
Republic of Hungary	1.00%	Deutsche Bank AG	12/20/15	$110	(4,031)
The New York Times Co.	1.00%	Barclays Bank Plc	12/20/16	$500	8,198
Total					$(15,746)

BLACKROCK STRATEGIC BOND TRUST	MAY 31, 2011	11

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)

•	Credit default swaps on single-name issues - sold protection outstanding as of May 31, 2011 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation (Depreciation)
Aviva USA Corp.	1.00%	Deutsche Bank AG	5/25/12	BBB+	$375	$286
Metlife, Inc.	5.00%	Deutsche Bank AG	6/20/15	A-	$150	13,915
Metlife, Inc.	1.00%	UBS AG	9/20/15	A-	$175	9,168
Chesapeake Energy	5.00%	Credit Suisse Securities	3/20/16	BB+	$100	740
Chesapeake Energy	5.00%	Goldman Sachs Bank USA	3/20/16	BB+	$150	24
Chesapeake Energy	5.00%	JPMorgan Chase Bank NA	3/20/16	BB+	$100	740
Aramark Corp.	5.00%	Goldman Sachs Bank USA	6/20/16	B-	$150	—
Texas Competitive Electric Holdings	5.00%	Goldman Sachs Bank USA	6/20/16	CCC	$160	(5,654)
Aramark Corp.	5.00%	JPMorgan Chase Bank NA	6/20/16	B	$100	216
Aramark Corp.	5.00%	JPMorgan Chase Bank NA	6/20/16	B	$50	109
Total						$19,544

[1]	Using S&P’s rating.

[2]	The maximum potential amount the Trust may pay should a negative event take place as defined under the terms of agreement.

12	BLACKROCK STRATEGIC BOND TRUST	MAY 31, 2011

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of May 31, 2011 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	$3,966	—	$1	$3,967
Corporate Bonds	—	$108,252,539	186,434	108,438,973
Floating Rate Loan Interests	—	9,051,140	4,297,543	13,348,683
Foreign Agency Obligations	—	429,000	—	429,000
Other Interests	—	2,236,166	96	2,236,262
Preferred Securities	93,475	919,377	79,288	1,092,140
Taxable Municipal Bonds	—	341,769	—	341,769
U.S. Government Sponsored Agency Securities	—	338,720	—	338,720
U.S. Treasury Obligations	—	256,680	—	256,680
Warrants	—	—	89,076	89,076
Short-Term Securities	1,272,161	—	—	1,272,161
Total	$1,369,602	$121,825,391	$4,652,438	$127,847,431

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$37,742	—	$37,742
Foreign currency exchange contracts	—	54,903	—	54,903
Interest rate contracts	$58,489	—	—	58,489
Liabilities:
Credit contracts	—	(33,944)	—	(33,944)
Foreign currency exchange contracts	—	(9,561)	—	(9,561)
Interest rate contracts	(17,595)	—	—	(17,595)
Total	$40,894	$49,140	—	$90,034

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

BLACKROCK STRATEGIC BOND TRUST	MAY 31, 2011	13

Schedule of Investments (concluded)	BlackRock Strategic Bond Trust (BHD)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Securities	Warrants	Unfunded Loan Commitments	Total
Assets:
Balance, as of August 31, 2010	$13,235	$17,453	$3,420,874	$191	$65,455	—	$(8,879)	$3,508,329
Accrued discounts/ premiums	—	2,628	41,521	—	—	—	—	44,149
Net realized gain (loss)	(339,690)	679	52,975	—	130,416	—	—	(155,620)
Net change in unrealized appreciation/depreciation[2]	362,046	38,360	60,230	(95)	65,999	$89,075	8,870	624,485
Purchases	1,318	144,270	921,370	—	—	1	9	1,066,968
Sales	(36,908)	(16,993)	(1,656,338)	—	(182,582)	—	—	(1,892,821)
Transfers in3	—	37	1,511,592	—	—	—	—	1,511,629
Transfers out[3]	—	—	(54,681)	—	—	—	—	(54,681)

Balance, as of May 31, 2011	$1	$186,434	$4,297,543	$96	$79,288	$89,076	$—	$4,652,438

2 The net change in unrealized appreciation/depreciation on the securities still held at May 31, 2011 was $287,249.

3 The Trust’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivatives at the beginning and/or end of the period in relation to net assets.

14	BLACKROCK STRATEGIC BOND TRUST	MAY 31, 2011

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Strategic Bond Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Bond Trust

Date: July 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Bond Trust

Date: July 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Strategic Bond Trust

Date: July 26, 2011